Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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SHELTON TACTICAL CREDIT FUND - Institutional Class Shares
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,183		$ 10,119		$ 10,061		$ 10,024		$ 9,923		$ 9,710		$ 9,561		$ 9,552		$ 9,654		$ 9,710		$ 9,785		$ 9,903		$ 9,941		$ 9,866		$ 10,004		$ 10,108		$ 10,146		$ 10,384		$ 10,470		$ 10,508		$ 10,531		$ 10,445		$ 10,216		$ 10,326		$ 10,473		$ 10,590		$ 10,621		$ 10,778		$ 10,876		$ 10,790		$ 10,928		$ 10,948		$ 10,848		$ 10,689		$ 10,669		$ 10,668		$ 10,718		$ 10,698		$ 10,698		$ 10,911		$ 10,911		$ 11,054		$ 11,299		$ 11,360		$ 11,398		$ 11,244		$ 11,101		$ 10,938		$ 11,052		$ 11,157		$ 11,229		$ 11,386		$ 11,439		$ 11,401		$ 11,444		$ 11,466		$ 11,371		$ 11,285		$ 11,253		$ 11,353		$ 11,482		$ 11,504		$ 9,743		$ 9,797		$ 10,494		$ 10,746		$ 10,967		$ 11,122		$ 11,303		$ 11,359		$ 11,691		$ 12,022		$ 12,157		$ 12,381		$ 12,600		$ 12,736		$ 12,748		$ 12,888		$ 12,865		$ 12,899		$ 12,969		$ 12,888		$ 12,830		$ 12,874		$ 12,665		$ 12,514		$ 12,474		$ 12,251		$ 12,146		$ 11,756		$ 12,075		$ 11,981		$ 11,700		$ 11,748		$ 12,009		$ 11,938		$ 11,962		$ 11,795		$ 11,996		$ 12,032		$ 11,984	$ 12,101	$ 12,175	$ 12,138	$ 11,889	$ 11,676	$ 12,216	$ 12,618	$ 12,643	$ 12,643	$ 12,867	$ 12,752	$ 12,905	$ 13,030	$ 13,211	$ 13,404	$ 13,567	$ 13,370	$ 13,462	$ 13,366
SHELTON TACTICAL CREDIT FUND - Investor Class Shares
Account Value [Line Items]
Accumulated Value			10,000		10,174		10,119		10,055		10,018		9,917		9,697		9,540		9,531		9,635		9,691		9,766		9,879		9,917		9,842		9,965		10,069		10,106		10,347		10,423		10,461		10,478		10,392		10,173		10,277		10,413		10,529		10,564		10,710		10,808		10,715		10,853		10,872		10,766		10,608		10,588		10,591		10,631		10,611		10,603		10,815		10,815		10,959		11,192		11,253		11,283		11,131		10,989		10,831		10,934		11,037		11,102		11,268		11,310		11,277		11,309		11,330		11,240		11,155		11,113		11,203		11,330		11,362		9,619		9,662		10,349		10,595		10,813		10,965		11,150		11,194		11,522		11,850		11,983		12,193		12,410		12,544		12,555		12,689		12,655		12,689		12,752		12,672		12,615		12,649		12,455		12,306		12,258		12,039		11,924		11,543		11,856		11,752		11,480		11,527		11,783		11,710		11,722		11,558		11,755		11,779		11,743	11,851	11,924	11,888	11,644	11,423	11,940	12,346	12,358	12,358	12,580	12,468	12,605	12,726	12,903	13,093	13,249	13,057	13,133	13,046
Shelton International Select Equity Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value	$ 10,074	$ 10,000		$ 10,092		$ 10,326		$ 10,277		$ 9,945		$ 10,026		$ 10,568		$ 10,749		$ 11,023		$ 11,222		$ 11,640		$ 11,696		$ 12,188		$ 12,356		$ 12,650		$ 12,980		$ 13,158		$ 13,565		$ 14,550		$ 13,769		$ 13,579		$ 13,885		$ 13,891		$ 13,652		$ 13,864		$ 13,672		$ 13,588		$ 12,356		$ 12,381		$ 11,778		$ 12,606		$ 12,985		$ 13,225		$ 13,862		$ 12,846		$ 13,695		$ 13,521		$ 13,367		$ 13,566		$ 13,830		$ 13,991		$ 14,431		$ 14,215		$ 13,330		$ 11,659		$ 12,485		$ 12,996		$ 13,705		$ 14,304		$ 14,923		$ 14,752		$ 14,659		$ 16,358		$ 17,039		$ 16,834		$ 17,111		$ 17,502		$ 18,057		$ 18,361		$ 18,031		$ 17,852		$ 18,414		$ 17,588		$ 18,110		$ 17,435		$ 18,100		$ 17,402		$ 16,736		$ 16,377		$ 14,953		$ 15,325		$ 13,895		$ 14,567		$ 13,935		$ 12,544		$ 12,990		$ 14,939		$ 14,609		$ 15,915		$ 15,424		$ 15,733		$ 16,084		$ 15,417		$ 16,210		$ 16,673		$ 15,866		$ 15,143		$ 14,553		$ 15,887		$ 16,650		$ 16,357		$ 16,879		$ 17,365		$ 17,200		$ 17,579		$ 17,258		$ 17,894		$ 18,394		$ 18,623		$ 17,951		$ 17,722		$ 17,263
Shelton International Select Equity Fund - Investor Class Shares
Account Value [Line Items]
Accumulated Value	10,074	10,000		10,092		10,321		10,271		9,938		10,020		10,556		10,730		11,010		11,203		11,614		11,670		12,161		12,329		12,613		12,943		13,121		13,521		14,492		13,718		13,519		13,824		13,830		13,584		13,795		13,603		13,514		12,291		12,310		11,708		12,528		12,899		13,137		13,766		12,753		13,599		13,419		13,266		13,464		13,721		13,875		14,314		14,092		13,216		11,550		12,367		12,876		13,564		14,153		14,762		14,592		14,494		16,177		16,839		16,635		16,911		17,286		17,832		18,134		17,799		17,621		18,167		17,352		17,864		17,194		17,844		17,151		16,491		16,142		14,729		15,099		13,680		14,340		13,713		12,340		12,776		14,696		14,370		15,650		15,166		15,465		15,799		15,145		15,920		16,375		15,579		14,860		14,284		15,586		16,329		16,047		16,554		17,024		16,857		17,226		16,908		17,530		18,014		18,231		17,566		17,342		16,893
Shelton Emerging Markets Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value			10,000		10,375		10,570		10,525		10,938		10,803		10,675		10,488		9,707		9,715		10,218		10,000		9,790		9,467		9,280		10,105		10,143		10,000		10,150		10,570		10,615		10,713		10,308		9,955		9,872		10,540		10,848		11,313		11,418		11,545		11,635		12,056		12,063		11,928		12,018		12,063		12,290		13,748		13,229		13,124		12,906		12,718		12,004		12,237		11,921		12,192		11,297		11,538		11,043		12,068		12,014		12,045		12,184		11,485		12,192		11,882		11,462		11,509		11,951		12,091		13,063		12,373		11,690		9,371		10,062		10,411		11,030		12,023		11,975		12,174		12,674		14,437		15,983		15,999		16,270		15,975		16,333		16,150		16,389		15,951		16,572		15,856		15,943		15,490		16,106		15,709		15,652		15,668		14,411		14,655		13,349		13,503		13,381		12,213		12,408		14,273		13,799		15,215		14,425		15,166		14,943		14,820	15,495	16,285	15,404	15,009	14,474	15,413	15,928	15,192	16,128	16,264	16,055	16,064	16,509	16,155	16,391	17,273	16,627	16,110	16,191
Shelton Emerging Markets Fund - Investor Class Shares
Account Value [Line Items]
Accumulated Value			10,000		10,376		10,563		10,526		10,932		10,796		10,661		10,473		9,692		9,699		10,195		9,977		9,767		9,444		9,256		10,075		10,113		9,970		10,113		10,533		10,571		10,669		10,263		9,910		9,820		10,488		10,796		11,255		11,352		11,473		11,563		11,983		11,991		11,848		11,938		11,976		12,202		13,644		13,126		13,021		12,803		12,615		11,901		12,134		11,811		12,082		11,188		11,428		10,933		11,952		11,898		11,921		12,052		11,358		12,060		11,751		11,334		11,373		11,813		11,952		12,904		12,217		11,547		9,250		9,937		10,276		10,892		11,862		11,807		11,996		12,494		14,230		15,751		15,759		16,020		15,727		16,075		15,893		16,130		15,695		16,304		15,593		15,680		15,229		15,833		15,438		15,374		15,390		14,157		14,382		13,100		13,254		13,125		11,980		12,173		14,003		13,529		14,912		14,142		14,863		14,634		14,519	15,174	15,943	15,084	14,691	14,159	15,076	15,578	14,858	15,767	15,902	15,695	15,695	16,127	15,776	16,001	16,856	16,226	15,722	15,798
ICON CONSUMER SELECT FUND - Institutional Class Shares
Account Value [Line Items]
Accumulated Value			10,000		9,235		9,904		10,012		10,167		10,263		10,394		10,478		9,654		9,303		9,868		10,109		9,544		8,486		8,210		8,811		9,123		9,255		8,630		8,991		9,387		9,219		9,267		10,505		10,921		10,994		11,515		11,224		11,066		10,933		11,552		11,685		11,406		12,074		12,450		12,838		13,108		13,875		13,631		13,084		12,999		12,987		12,744		13,425		13,729		13,340		12,282		12,464		10,745		12,154		12,608		12,093		13,343		12,191		13,061		13,551		12,644		13,171		13,527		14,323		14,714		14,302		12,628		9,280		10,330		10,792		10,942		11,304		12,091		11,816		11,454		13,028		13,615		13,140		14,302		15,026		16,200		16,188		16,088		16,337		16,550		15,688		16,650		16,050		16,718		15,803		15,886		16,094		15,068		15,152		13,682		14,472		14,306		13,197		14,583		15,358		14,952		16,155		15,862		15,456		16,025		15,277	16,545	17,114	16,691	16,090	15,683	17,130	17,652	17,915	18,806	19,330	18,404	19,243	18,509	18,282	19,051	19,225	18,701	20,489	19,856
ICON CONSUMER SELECT FUND - Investor Class Shares
Account Value [Line Items]
Accumulated Value			10,000		9,229		9,893		10,000		10,154		10,249		10,380		10,463		9,644		9,295		9,842		10,080		9,521		8,463		8,178		8,784		9,081		9,212		8,594		8,951		9,343		9,165		9,212		10,436		10,849		10,921		11,437		11,137		10,981		10,849		11,449		11,592		11,305		11,964		12,336		12,719		12,975		13,743		13,479		12,951		12,855		12,843		12,591		13,275		13,563		13,179		12,135		12,303		10,623		12,001		12,448		11,929		13,173		12,025		12,883		13,367		12,460		12,980		13,330		14,116		14,504		14,085		12,435		9,148		10,170		10,613		10,761		11,130		11,894		11,623		11,266		12,792		13,383		12,903		14,048		14,750		15,907		15,883		15,784		16,031		16,228		15,390		16,326		15,735		16,381		15,492		15,561		15,766		14,754		14,836		13,387		14,166		14,002		12,908		14,262		15,013		14,611		15,783		15,494		15,109		15,655		14,932	16,152	16,714	16,281	15,703	15,302	16,715	17,216	17,475	18,338	18,839	17,924	18,753	18,027	17,803	18,545	18,701	18,200	19,931	19,305
ICON EQUITY FUND - Institutional Class Shares
Account Value [Line Items]
Accumulated Value			10,000		9,755		10,167		10,329		10,108		10,457		10,133		10,093		9,460		9,028		9,445		9,647		9,229		8,218		8,085		8,822		8,925		9,102		8,655		9,185		9,283		9,180		9,077		10,005		10,231		10,727		11,144		11,208		11,370		11,502		11,635		11,826		11,870		12,337		12,666		12,970		12,970		13,662		13,392		13,181		12,936		13,486		13,235		13,633		13,628		13,309		12,013		12,381		10,809		12,316		12,869		12,839		13,593		12,361		13,328		13,413		12,989		13,383		13,608		14,346		14,939		14,769		13,298		10,680		12,110		12,926		13,127		13,896		14,743		14,490		13,994		16,240		17,329		17,520		18,511		19,342		20,685		20,788		20,876		21,056		21,567		20,468		21,526		20,958		21,961		20,406		19,445		19,999		18,096		18,627		16,594		18,185		18,173		16,671		18,650		18,847		17,983		19,065		18,635		17,920		17,983		17,241	19,106	19,820	19,647	18,843	17,643	18,913	20,160	19,752	20,524	21,114	19,839	20,444	19,883	20,517	20,371	20,604	20,764	22,904	21,225
ICON EQUITY FUND - Investor Class Shares
Account Value [Line Items]
Accumulated Value			10,000		9,754		10,166		10,322		10,096		10,443		10,121		10,075		9,442		9,009		9,427		9,623		9,200		8,189		8,058		8,788		8,888		9,064		8,617		9,140		9,235		9,135		9,029		9,950		10,171		10,664		11,076		11,132		11,293		11,424		11,549		11,735		11,776		12,238		12,560		12,862		12,857		13,541		13,270		13,053		12,812		13,350		13,099		13,491		13,481		13,164		11,881		12,238		10,683		12,172		12,714		12,683		13,419		12,202		13,159		13,235		12,816		13,199		13,419		14,146		14,723		14,553		13,101		10,520		11,925		12,720		12,916		13,668		14,506		14,251		13,759		15,969		17,034		17,219		18,189		19,005		20,314		20,415		20,495		20,670		21,162		20,081		21,115		20,553		21,535		20,000		19,057		19,599		17,729		18,241		16,250		17,802		17,790		16,317		18,247		18,438		17,586		18,640		18,221		17,521		17,571		16,849	18,662	19,355	19,189	18,395	17,217	18,461	19,665	19,271	20,014	20,591	19,339	19,931	19,377	19,984	19,840	20,060	20,219	22,296	20,659
ICON EQUITY INCOME FUND - Institutional Class Shares
Account Value [Line Items]
Accumulated Value			10,000		9,820		10,283		10,173		10,322		10,438		10,212		10,199		9,736		9,468		10,088		10,028		9,585		9,317		9,477		10,151		10,306		10,347		10,329		10,670		10,772		10,720		10,493		11,050		11,380		11,560		11,865		11,898		11,912		11,996		12,092		12,233		12,057		12,500		12,763		12,954		12,926		13,206		12,855		12,948		12,926		13,128		12,893		13,336		13,300		13,149		12,497		12,717		11,620		12,768		13,183		13,080		13,729		12,766		13,678		13,738		13,016		13,602		13,935		14,486		14,837		14,425		13,010		10,547		11,630		11,904		11,986		12,633		13,218		13,054		13,054		14,777		15,305		15,370		16,577		17,749		18,286		18,896		18,255		18,124		18,615		17,811		18,452		17,918		18,999		18,797		18,450		18,370		17,348		17,909		16,549		17,096		16,511		15,463		16,670		17,089		16,408		17,352		17,072		16,354		16,574		15,976	16,661	17,277	16,778	16,286	15,726	16,372	17,236	16,899	16,888	17,473	17,011	17,594	17,331	18,402	19,038	19,169	18,898	19,484	18,290
ICON EQUITY INCOME FUND - Investor Class Shares
Account Value [Line Items]
Accumulated Value			10,000		9,813		10,278		10,166		10,316		10,426		10,200		10,181		9,715		9,453		10,068		10,002		9,556		9,289		9,449		10,117		10,273		10,306		10,288		10,629		10,724		10,679		10,446		10,994		11,327		11,500		11,804		11,832		11,839		11,922		12,017		12,150		11,975		12,409		12,670		12,854		12,825		13,103		12,754		12,846		12,824		13,011		12,783		13,216		13,180		13,027		12,380		12,590		11,508		12,640		13,045		12,941		13,578		12,622		13,519		13,579		12,863		13,443		13,765		14,304		14,650		14,242		12,841		10,410		11,473		11,744		11,818		12,458		13,028		12,861		12,861		14,560		15,074		15,137		16,320		17,473		17,994		18,588		17,959		17,822		18,305		17,510		18,141		17,607		18,667		18,469		18,118		18,038		17,025		17,577		16,239		16,767		16,193		15,164		16,352		16,755		16,089		16,997		16,731		16,010		16,227		15,639	16,308	16,903	16,412	15,929	15,378	16,003	16,852	16,521	16,499	17,070	16,616	17,177	16,915	17,965	18,577	18,692	18,439	19,012	17,835
ICON FLEXIBLE BOND FUND - Institutional Class Shares
Account Value [Line Items]
Accumulated Value			10,000		10,126		10,146		10,147		10,180		10,151		10,059		10,115		10,004		10,038		10,123		10,097		10,068		10,140		10,097		10,284		10,404		10,454		10,546		10,707		10,758		10,795		10,750		10,603		10,686		10,739		10,840		10,861		10,942		10,996		11,017		11,058		11,084		11,099		11,122		11,103		11,139		11,130		11,105		11,135		11,128		11,195		11,215		11,246		11,314		11,309		11,259		11,242		11,224		11,445		11,519		11,638		11,702		11,718		11,838		11,870		11,944		11,989		12,029		12,052		12,138		12,204		12,129		10,929		11,562		11,761		11,810		12,069		12,201		12,147		12,182		12,488		12,696		12,770		12,797		12,881		12,963		13,038		13,125		13,144		13,214		13,213		13,236		13,190		13,225		13,131		12,963		12,823		12,583		12,500		12,152		12,474		12,449		12,222		12,231		12,498		12,481		12,851		12,863		12,827		12,976		12,936	13,085	13,244	13,233	13,152	13,034	13,410	13,634	13,750	13,897	13,995	13,890	14,065	14,218	14,369	14,521	14,705	14,650	14,772	14,770
ICON FLEXIBLE BOND FUND - Investor Class Shares
Account Value [Line Items]
Accumulated Value			10,000		10,113		10,141		10,129		10,160		10,139		10,046		10,099		9,986		10,018		10,100		10,072		10,030		10,101		10,055		10,245		10,363		10,411		10,490		10,660		10,709		10,744		10,697		10,549		10,623		10,685		10,772		10,798		10,875		10,915		10,934		10,973		10,997		11,011		11,030		11,009		11,045		11,034		10,994		11,022		11,025		11,089		11,095		11,123		11,201		11,180		11,128		11,109		11,100		11,304		11,376		11,504		11,552		11,578		11,682		11,710		11,794		11,824		11,861		11,893		11,963		12,026		11,961		10,758		11,395		11,589		11,636		11,885		12,014		11,956		11,974		12,288		12,477		12,561		12,572		12,665		12,731		12,804		12,885		12,914		12,967		12,965		12,983		12,936		12,984		12,889		12,721		12,581		12,341		12,242		11,912		12,214		12,188		11,962		11,968		12,230		12,211		12,573		12,575		12,556		12,699		12,642	12,785	12,941	12,944	12,847	12,726	13,094	13,319	13,424	13,564	13,654	13,547	13,734	13,873	14,020	14,151	14,323	14,281	14,400	14,391
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares
Account Value [Line Items]
Accumulated Value			10,000		9,884		10,499		10,547		10,486		10,923		10,369		10,691		10,212		10,226		11,019		11,259		10,978		10,397		10,486		11,300		10,732		11,395		11,012		11,731		12,066		12,285		12,120		12,148		12,347		12,928		13,552		13,892		14,083		14,823		14,657		15,272		15,521		15,903		16,825		16,709		16,365		17,348		17,079		16,614		16,179		17,421		17,193		17,297		18,197		17,783		16,355		16,086		14,582		15,937		17,158		17,448		18,452		17,073		18,561		19,056		18,657		18,694		19,056		20,096		20,950		21,657		19,726		17,063		19,599		20,836		21,947		23,487		24,824		23,663		22,931		26,415		28,063		28,063		28,626		29,411		31,020		31,046		31,661		32,590		32,577		30,052		31,556		30,876		33,032		30,621		29,233		29,691		26,944		27,722		25,480		27,524		26,456		24,595		26,426		27,191		26,469		27,480		26,704		27,083		27,029		26,992	27,913	28,202	28,202	27,137	26,487	28,493	30,025	30,290	31,679	32,496	30,719	31,536	32,761	33,538	34,355	34,579	33,374	34,966	34,147
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares
Account Value [Line Items]
Accumulated Value			10,000		9,882		10,487		10,536		10,466		10,905		10,341		10,654		10,181		10,195		10,981		11,218		10,939		10,355		10,445		11,253		10,682		11,336		10,953		11,670		11,997		12,206		12,046		12,074		12,263		12,841		13,452		13,792		13,979		14,710		14,540		15,144		15,381		15,764		16,665		16,546		16,196		17,173		16,897		16,440		15,994		17,226		16,992		17,088		17,979		17,565		16,143		15,878		14,398		15,722		16,933		17,208		18,195		16,833		18,294		18,781		18,382		18,407		18,769		19,780		20,625		21,317		19,410		16,785		19,279		20,481		21,578		23,093		24,387		23,250		22,519		25,941		27,556		27,542		28,085		28,858		30,432		30,446		31,043		31,938		31,924		29,442		30,920		30,242		32,342		29,977		28,603		29,066		26,366		27,117		24,912		26,909		25,871		24,033		25,823		26,560		25,851		26,848		26,062		26,426		26,388		26,330	27,231	27,499	27,499	26,465	25,813	27,769	29,239	29,502	30,862	31,652	29,919	30,687	31,871	32,639	33,429	33,626	32,463	33,997	33,182
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value			10,000		9,700		10,491		10,341		10,688		10,559		10,095		9,564		9,005		8,085		8,862		8,964		8,340		7,534		7,963		8,783		9,294		9,286		9,161		9,441		9,545		9,478		9,249		10,136		10,294		10,636		10,651		10,718		10,658		10,547		10,584		10,718		10,718		11,394		11,743		11,766		12,036		12,788		12,006		11,976		12,254		12,382		11,953		12,322		11,901		12,382		11,043		10,840		9,957		10,918		10,991		11,028		11,192		10,643		11,403		11,192		10,964		11,430		11,577		11,842		12,157		11,507		10,345		8,151		9,127		9,694		9,899		10,494		10,940		10,949		11,228		12,269		12,830		13,007		14,937		15,310		15,860		16,215		16,047		15,553		15,702		15,226		16,485		16,075		16,759		16,277		16,570		17,363		16,608		17,524		15,928		17,118		16,731		15,096		16,816		17,526		16,822		17,575		17,418		17,052		16,864		16,300	18,077	19,008	18,558	17,659	16,300	17,456	18,667	18,510	19,420	20,881	20,061	21,061	20,420	21,151	20,870	21,083	20,398	22,761	20,921
ICON Natural Resources and Infrastructure Fund - Investor Class Shares
Account Value [Line Items]
Accumulated Value			10,000		9,691		10,480		10,329		10,679		10,542		10,075		9,540		8,984		8,065		8,833		8,936		8,312		7,504		7,934		8,750		9,254		9,247		9,121		9,402		9,499		9,439		9,210		10,092		10,243		10,579		10,593		10,653		10,601		10,482		10,519		10,646		10,646		11,309		11,660		11,682		11,946		12,693		11,915		11,878		12,157		12,278		11,847		12,210		11,787		12,263		10,942		10,731		9,857		10,798		10,880		10,907		11,072		10,523		11,273		11,062		10,825		11,291		11,428		11,693		12,000		11,360		10,210		8,040		9,005		9,561		9,756		10,340		10,785		10,794		11,054		12,083		12,625		12,802		14,699		15,072		15,602		15,955		15,779		15,295		15,434		14,969		16,197		15,788		16,463		15,984		16,266		17,046		16,304		17,196		15,618		16,783		16,407		14,791		16,473		17,170		16,478		17,215		17,060		16,696		16,509		15,948	17,693	18,597	18,151	17,267	15,938	17,066	18,246	18,079	18,971	20,389	19,585	20,556	19,931	20,634	20,355	20,567	19,887	22,188	20,385
ICON UTILITIES AND INCOME FUND - Institutional Class Shares
Account Value [Line Items]
Accumulated Value			10,000		10,090		9,819		9,601		9,624		9,487		8,881		9,260		9,064		9,296		9,597		9,319		9,342		9,727		10,019		10,957		10,886		11,098		11,869		11,762		11,229		11,305		11,246		10,948		11,449		11,554		12,025		12,075		12,049		12,405		12,175		12,494		12,601		12,436		12,784		13,078		12,372		12,243		11,645		12,180		12,396		12,353		12,663		12,881		12,910		12,954		12,940		13,540		12,839		13,657		13,985		14,340		14,430		14,101		14,665		14,605		14,907		15,514		15,363		15,151		15,694		16,291		14,736		12,926		13,479		13,969		13,626		14,595		14,468		14,374		14,950		15,696		16,016		16,116		16,217		18,236		18,858		18,825		18,341		18,662		18,984		17,662		18,665		18,053		19,460		19,028		18,775		20,154		19,123		20,389		19,244		19,971		19,808		17,834		18,583		19,572		19,236		19,138		18,470		18,927		18,947		17,978	17,893	18,052	16,997	16,079	15,899	16,440	16,880	16,154	16,255	17,245	17,286	17,997	17,466	18,856	19,429	20,148	19,799	20,847	19,464
ICON UTILITIES AND INCOME FUND - Investor Class Shares
Account Value [Line Items]
Accumulated Value			10,000		10,080		9,805		9,579		9,602		9,476		8,867		9,228		9,030		9,272		9,565		9,284		9,303		9,680		9,975		10,905		10,834		11,036		11,807		11,688		11,162		11,247		11,175		10,886		11,371		11,477		11,940		11,996		11,956		12,316		12,089		12,397		12,505		12,330		12,667		12,964		12,257		12,142		11,539		12,056		12,274		12,230		12,535		12,755		12,769		12,820		12,805		13,395		12,696		13,489		13,819		14,169		14,244		13,927		14,471		14,411		14,699		15,315		15,163		14,950		15,472		16,057		14,525		12,728		13,283		13,759		13,422		14,379		14,251		14,138		14,715		15,430		15,741		15,841		15,942		17,918		18,541		18,507		18,024		18,311		18,633		17,332		18,318		17,723		19,084		18,651		18,416		19,752		18,739		19,988		18,864		19,555		19,391		17,456		18,186		19,156		18,827		18,729		18,061		18,509		18,529		17,579	17,501	17,640	16,602	15,695	15,533	16,058	16,463	15,772	15,873	16,816	16,857	17,552	17,025	18,382	18,937	19,626	19,296	20,307	18,961
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,210		10,114		10,161		10,124		10,100		9,990		10,059		10,045		10,113		10,114		10,088		10,055		10,193		10,266		10,360		10,400		10,402		10,589		10,656		10,644		10,638		10,556		10,307		10,321		10,341		10,411		10,405		10,486		10,567		10,556		10,601		10,696		10,645		10,652		10,638		10,687		10,564		10,464		10,531		10,452		10,527		10,514		10,516		10,584		10,516		10,433		10,495		10,688		10,801		10,795		11,003		11,005		11,201		11,341		11,366		11,661		11,599		11,634		11,628		11,620		11,843		12,056		11,985		12,198		12,255		12,332		12,517		12,416		12,409		12,353		12,475		12,492		12,402		12,223		12,071		12,166		12,206		12,291		12,429		12,405		12,298		12,294		12,331		12,299		12,034		11,900		11,569		11,130		11,202		11,026		11,296		10,977		10,502		10,366		10,748		10,699		11,028		10,743		11,016		11,083		10,962	10,923	10,915	10,846	10,570	10,403	10,874	11,291	11,260	11,101	11,203	10,920	11,105	11,210	11,472	11,637	11,793	11,500	11,622	11,432
MSCI ACWI ex USA index
Account Value [Line Items]
Accumulated Value	$ 10,167	$ 10,000		$ 10,231		$ 10,357		$ 10,209		$ 9,972		$ 10,228		$ 10,590		$ 10,759		$ 11,031		$ 11,268		$ 11,633		$ 11,669		$ 12,099		$ 12,163		$ 12,389		$ 12,622		$ 12,724		$ 13,009		$ 13,733		$ 13,086		$ 12,855		$ 13,060		$ 12,758		$ 12,519		$ 12,818		$ 12,550		$ 12,607		$ 11,582		$ 11,691		$ 11,162		$ 12,005		$ 12,240		$ 12,313		$ 12,638		$ 11,960		$ 12,680		$ 12,526		$ 12,140		$ 12,452		$ 12,886		$ 13,000		$ 13,563		$ 13,199		$ 12,155		$ 10,395		$ 11,183		$ 11,549		$ 12,071		$ 12,609		$ 13,149		$ 12,826		$ 12,550		$ 14,238		$ 15,008		$ 15,040		$ 15,338		$ 15,532		$ 15,989		$ 16,489		$ 16,383		$ 16,113		$ 16,419		$ 15,893		$ 16,273		$ 15,540		$ 16,182		$ 15,586		$ 15,277		$ 15,302		$ 14,341		$ 14,444		$ 13,201		$ 13,653		$ 13,214		$ 11,893		$ 12,249		$ 13,695		$ 13,592		$ 14,695		$ 14,179		$ 14,526		$ 14,778		$ 14,241		$ 14,880		$ 15,485		$ 14,785		$ 14,318		$ 13,727		$ 14,963		$ 15,715		$ 15,559		$ 15,953		$ 16,451		$ 16,156		$ 16,625		$ 16,609		$ 16,994		$ 17,478		$ 17,948		$ 17,068		$ 16,913		$ 16,585
MSCI Emerging Markets Index
Account Value [Line Items]
Accumulated Value			10,000		10,060		10,371		10,224		11,010		10,569		10,295		9,581		8,715		8,452		9,055		8,702		8,508		7,956		7,943		8,994		9,043		8,706		9,054		9,509		9,746		9,871		9,895		9,439		9,460		9,978		10,283		10,543		10,774		11,092		11,204		11,872		12,136		12,088		12,512		12,537		12,987		14,069		13,421		13,171		13,113		12,648		12,123		12,389		12,054		11,990		10,946		11,397		11,094		12,066		12,094		12,195		12,452		11,548		12,269		12,119		11,528		11,748		12,244		12,227		13,139		12,526		11,866		10,038		10,958		11,042		11,853		12,913		13,198		12,986		13,254		14,480		15,544		16,021		16,143		15,899		16,295		16,673		16,702		15,578		15,986		15,350		15,502		14,870		15,149		14,862		14,418		14,092		13,308		13,367		12,479		12,448		12,500		11,035		10,692		12,278		12,105		13,061		12,214		12,584		12,442		12,233	12,697	13,488	12,657	12,326	11,847	12,795	13,295	12,678	13,281	13,610	13,671	13,748	14,290	14,333	14,564	15,537	14,846	14,312	14,293
S&P 1500 Index
Account Value [Line Items]
Accumulated Value			10,000		9,713		10,267		10,139		10,206		10,342		10,156		10,344		9,726		9,477		10,248		10,295		10,101		9,591		9,592		10,260		10,308		10,497		10,526		10,923		10,946		10,945		10,729		11,189		11,417		11,623		12,064		12,072		12,194		12,336		12,430		12,671		12,683		12,982		13,278		13,693		13,830		14,581		14,035		13,730		13,780		14,145		14,232		14,740		15,227		15,278		14,189		14,486		13,144		14,227		14,699		14,937		15,541		14,527		15,558		15,778		15,489		15,797		16,127		16,704		17,206		17,153		15,722		13,666		15,427		16,182		16,504		17,419		18,622		17,917		17,508		19,487		20,289		20,152		20,783		21,691		22,818		22,979		23,456		23,955		24,662		23,539		25,151		24,934		26,060		24,669		24,012		24,852		22,712		22,770		20,872		22,819		21,899		19,879		21,537		22,739		21,427		22,827		22,286		22,961		23,264		23,306	24,887	25,713	25,269	24,050	23,478	25,609	26,883	27,243	28,693	29,654	28,399	29,799	30,741	31,261	31,944	32,598	32,292	34,282	33,322
S&P 1500 Financials Index
Account Value [Line Items]
Accumulated Value			10,000		9,633		10,411		10,111		10,308		10,565		10,130		10,383		9,801		9,697		10,724		10,829		10,560		10,029		9,939		10,827		10,281		10,858		10,566		11,379		11,633		11,911		11,877		11,924		12,121		12,632		13,260		13,581		13,907		14,510		14,136		14,742		15,203		15,321		16,477		16,660		16,642		17,883		17,870		17,226		17,210		18,459		18,395		18,780		20,088		19,979		18,347		18,059		16,517		17,717		18,962		19,796		21,073		19,211		20,976		21,673		21,313		21,655		22,485		23,676		24,733		25,624		23,732		21,584		24,579		26,308		28,127		29,717		33,143		31,382		29,890		33,415		35,426		35,161		35,652		36,235		38,064		37,718		40,267		41,735		43,203		40,728		44,030		45,801		47,387		44,074		41,996		43,423		38,541		38,232		34,667		39,360		36,970		32,560		35,100		37,244		34,160		37,367		37,532		41,485		41,525		45,478	48,509	49,797	49,103	45,733	45,562	51,399	53,470	55,514	59,022	60,212	56,946	62,631	68,308	66,945	67,737	69,389	68,669	71,933	72,683
Bloomberg US Universal Index ex MBS
Account Value [Line Items]
Accumulated Value			10,000		10,224		10,151		10,194		10,177		10,155		10,030		10,087		10,046		10,079		10,119		10,075		10,010		10,115		10,197		10,352		10,439		10,446		10,660		10,768		10,779		10,774		10,689		10,432		10,472		10,522		10,612		10,607		10,701		10,788		10,790		10,845		10,943		10,900		10,918		10,901		10,953		10,855		10,742		10,792		10,715		10,768		10,746		10,779		10,828		10,788		10,691		10,724		10,884		11,054		11,073		11,284		11,307		11,488		11,675		11,706		12,018		11,948		11,986		11,980		11,993		12,247		12,447		12,098		12,389		12,535		12,673		12,954		12,856		12,830		12,773		12,985		13,034		12,926		12,737		12,564		12,680		12,749		12,871		13,015		13,010		12,880		12,873		12,897		12,889		12,580		12,393		12,058		11,600		11,644		11,397		11,659		11,386		10,921		10,813		11,204		11,170		11,510		11,233		11,510		11,584		11,453	11,445	11,462	11,400	11,156	11,006	11,479	11,897	11,876	11,749	11,862	11,608	11,789	11,888	12,146	12,320	12,495	12,231	12,351	12,169
S&P 1500 Information Technology Index
Account Value [Line Items]
Accumulated Value			10,000		10,219		9,590		9,500		9,454		9,505		8,931		9,452		9,122		9,396		9,568		9,365		9,551		10,010		10,213		11,036		10,803		10,983		11,835		11,741		11,095		11,154		11,248		10,735		11,244		11,383		11,955		11,946		12,039		12,509		12,189		12,503		12,885		12,547		13,047		13,420		12,611		12,202		11,715		12,184		12,470		12,407		12,720		12,960		13,099		13,040		13,219		13,733		13,167		13,641		14,178		14,586		14,711		14,593		15,085		15,052		15,766		16,404		16,264		15,927		16,485		17,500		15,723		14,172		14,609		15,217		14,505		15,561		15,164		15,245		15,995		16,203		16,336		16,169		15,291		16,889		17,599		17,218		16,854		17,556		18,205		17,070		17,859		17,557		19,269		18,631		18,305		20,127		19,254		20,125		19,140		20,199		20,217		17,932		18,389		19,674		19,532		19,193		18,096		18,919		19,221		18,127	18,374	18,812	17,609	16,644	16,803	17,659	18,064	17,486	17,750	18,968	19,288	20,959	19,841	21,231	22,173	23,558	23,299	24,258	22,334
S&P 1500 Utilities Index
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,219		$ 9,590		$ 9,500		$ 9,454		$ 9,505		$ 8,931		$ 9,452		$ 9,122		$ 9,396		$ 9,568		$ 9,365		$ 9,551		$ 10,010		$ 10,213		$ 11,036		$ 10,803		$ 10,983		$ 11,835		$ 11,741		$ 11,095		$ 11,154		$ 11,248		$ 10,735		$ 11,244		$ 11,383		$ 11,955		$ 11,946		$ 12,039		$ 12,509		$ 12,189		$ 12,503		$ 12,885		$ 12,547		$ 13,047		$ 13,420		$ 12,611		$ 12,202		$ 11,715		$ 12,184		$ 12,470		$ 12,407		$ 12,720		$ 12,960		$ 13,099		$ 13,040		$ 13,219		$ 13,733		$ 13,167		$ 13,641		$ 14,178		$ 14,586		$ 14,711		$ 14,593		$ 15,085		$ 15,052		$ 15,766		$ 16,404		$ 16,264		$ 15,927		$ 16,485		$ 17,500		$ 15,723		$ 14,172		$ 14,609		$ 15,217		$ 14,505		$ 15,561		$ 15,164		$ 15,245		$ 15,995		$ 16,203		$ 16,336		$ 16,169		$ 15,291		$ 16,889		$ 17,599		$ 17,218		$ 16,854		$ 17,556		$ 18,205		$ 17,070		$ 17,859		$ 17,557		$ 19,269		$ 18,631		$ 18,305		$ 20,127		$ 19,254		$ 20,125		$ 19,140		$ 20,199		$ 20,217		$ 17,932		$ 18,389		$ 19,674		$ 19,532		$ 19,193		$ 18,096		$ 18,919		$ 19,221		$ 18,127	$ 18,374	$ 18,812	$ 17,609	$ 16,644	$ 16,803	$ 17,659	$ 18,064	$ 17,486	$ 17,750	$ 18,968	$ 19,288	$ 20,959	$ 19,841	$ 21,231	$ 22,173	$ 23,558	$ 23,299	$ 24,258	$ 22,334